Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000161837
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,839		$ 10,212		$ 11,130		$ 12,105		$ 12,405		$ 12,695		$ 13,419		$ 13,862		$ 13,839		$ 14,906		$ 15,428		$ 12,302		$ 14,088		$ 14,378		$ 14,028		$ 15,415		$ 10,689		$ 13,406		$ 14,063		$ 18,479		$ 20,789		$ 21,664		$ 20,711	$ 21,125	$ 19,547	$ 16,166	$ 15,807	$ 16,778	$ 17,235	$ 18,122	$ 17,181	$ 19,589	$ 20,582	$ 19,902	$ 21,738	$ 21,791	$ 19,723	$ 21,385	$ 24,012	$ 24,520
C000161838
Account Value [Line Items]
Accumulated Value			10,000		9,849		10,222		11,140		12,126		12,426		12,726		13,451		13,893		13,882		14,962		15,496		12,350		14,156		14,447		14,108		15,512		10,756		13,495		14,168		18,614		20,958		21,849		20,893	21,336	19,737	16,325	15,979	16,966	17,426	18,332	17,399	19,836	20,851	20,165	22,029	22,097	20,008	21,702	24,371	24,901
C000219329
Account Value [Line Items]
Accumulated Value	$ 11,146	$ 10,000		$ 13,992		$ 14,690		$ 19,322		$ 21,758		$ 22,683		$ 21,703		$ 22,164		$ 20,515		$ 16,980		$ 16,620		$ 17,655		$ 18,148		$ 19,092		$ 18,120		$ 20,668		$ 21,740		$ 21,025		$ 22,983		$ 23,067		$ 20,885		$ 22,654		$ 25,469		$ 26,038
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,865	10,000		13,259		14,480		16,606		17,659		19,115		19,095		20,867		19,765		16,464		15,729		16,859		18,069		19,585		18,948		21,235		23,362		24,114		25,616		26,290		25,049		27,802		30,075		30,798
Russell 2000 Index
Account Value [Line Items]
Accumulated Value			10,000		9,848		10,222		11,146		12,131		12,430		12,736		13,458		13,908		13,896		14,973		15,509		12,376		14,181		14,478		14,130		15,535		10,779		13,519		14,185		18,636		21,002		21,904		20,949	21,397	19,787	16,385	16,026	17,024	17,491	18,401	17,457	19,906	20,938	20,251	22,129	22,203	20,099	21,807	24,510	25,047
Russell 2000 Index
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,848		$ 10,222		$ 11,146		$ 12,131		$ 12,430		$ 12,736		$ 13,458		$ 13,908		$ 13,896		$ 14,973		$ 15,509		$ 12,376		$ 14,181		$ 14,478		$ 14,130		$ 15,535		$ 10,779		$ 13,519		$ 14,185		$ 18,636		$ 21,002		$ 21,904		$ 20,949	$ 21,397	$ 19,787	$ 16,385	$ 16,026	$ 17,024	$ 17,491	$ 18,401	$ 17,457	$ 19,906	$ 20,938	$ 20,251	$ 22,129	$ 22,203	$ 20,099	$ 21,807	$ 24,510	$ 25,047
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	$ 11,127	$ 10,000		$ 13,955		$ 14,643		$ 19,237		$ 21,680		$ 22,610		$ 21,624		$ 22,088		$ 20,425		$ 16,913		$ 16,543		$ 17,574		$ 18,055		$ 18,995		$ 18,020		$ 20,549		$ 21,613		$ 20,905		$ 22,843		$ 22,919		$ 20,747		$ 22,510		$ 25,300		$ 25,855